Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Principal accounting policies [abstract]
Impact of transition to IFRS 9 on reserves
Other reserve in other comprehensive income
Transferred to fair value reserve (non-recycling) relating to equity instrument investments now measured at fair value through other comprehensive income	(574,657)

Fair value reserve (non-recycling)
Transferred from other reserve in other comprehensive income relating to equity instrument investments now measured at fair value through other comprehensive income and increase in fair value reserve (non-recycling) at 1 January 2018	944,603

Reconciles carrying amounts of available-for-sale financial assets determined in accordance with IAS 39 to those determined in accordance with IFRS 9
	IAS 39 Carrying amount at 31 December 2017	Reclassification	Remeasurement	IFRS 9 Carrying amount at 1 January 2018

Financial assets measured at FVOCI (non-recyclable)
Other equity instrument investments(i)	-	1,604,993	476,595	2,081,588

Financial assets classified as available-for-sale under IAS 39(i)	1,604,993	(1,604,993)	-	-

Estimated impact of adoption of IFRS 15 on consolidated financial statements
	Amounts reported in accordance with IFRS 15 (A)	Hypothetical amounts under IASs 18 and 11 (B)	Difference Estimated impact of adoption of IFRS 15 on 2018 (A)-(B)
Line items in the consolidated statement of financial position as at 31 December 2018 impacted by the adoption of IFRS 15

Accounts receivable	29,278,938	29,289,996	(11,058)
Contract assets	11,058	-	11,058
Total current assets	61,799,069	61,799,069	-
Total assets	419,903,311	419,903,311	-
Accounts payable and other liabilities	35,138,680	37,115,327	(1,976,647)
Contract liabilities	1,976,647	-	1,976,647
Total current liabilities	138,206,214	138,206,214	-
Total liabilities	303,781,641	303,781,641	-

Estimated useful lives of property plant and equipment
Estimated useful lives

Dam	8 – 50 years
Port facilities	20 – 40 years
Buildings	8 – 30 years
Electric utility plant in service	5 – 30 years
Transportation facilities	8 – 27 years
Others	5 – 14 years